Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal Net Operating Loss Carryforwards	$ 36,378,116	$ 36,378,116
Intangible Assets	1,492,426	1,492,426
Accrued Compensation & Benefits	863,049	863,049
Foreign Net Operating Loss Carryforwards	773,134	773,134
Stock Compensation
State Net Operating Loss Carryforwards
Other	19,540	19,540
Total deferred tax assets before valuation allowance	39,526,265	39,526,265
Fixed Assets	316	316
Intangible Assets
Total deferred tax liabilities	316	316
Valuation Allowance	(39,525,950)	(39,525,950)
Net deferred tax assets and liabilities